Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Advisor Series VII
Entity Central Index Key	0000315700
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Fidelity Advisor Semiconductors Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class Z
Trading Symbol	FIKGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 33	0.55%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.55%
Net Assets	$ 5,213,542,772
Holdings Count | shares	62
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$5,213,542,772
Number of Holdings	62
Portfolio Turnover	110%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 87.3 Technology Hardware, Storage & Peripherals 5.5 Electronic Equipment, Instruments & Components 1.0 Software 0.1 Financial Services 0.1 Electrical Equipment 0.0 Metals & Mining 0.0 Common Stocks 93.3 Preferred Stocks 0.7 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 6.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.3 Preferred Stocks - 0.7 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 6.0 United States 85.2 Netherlands 8.2 Israel 2.8 Japan 2.1 Taiwan 1.7 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.2 Netherlands - 8.2 Israel - 2.8 Japan - 2.1 Taiwan - 1.7 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.8 Broadcom Inc 10.6 Marvell Technology Inc 7.7 NXP Semiconductors NV 6.4 Monolithic Power Systems Inc 4.8 Micron Technology Inc 4.7 Lam Research Corp 4.7 ON Semiconductor Corp 4.4 GlobalFoundries Inc 3.2 Astera Labs Inc 3.2 74.5
Fidelity Advisor Semiconductors Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class M
Trading Symbol	FELTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.16%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.16%
Net Assets	$ 5,213,542,772
Holdings Count | shares	62
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$5,213,542,772
Number of Holdings	62
Portfolio Turnover	110%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 87.3 Technology Hardware, Storage & Peripherals 5.5 Electronic Equipment, Instruments & Components 1.0 Software 0.1 Financial Services 0.1 Electrical Equipment 0.0 Metals & Mining 0.0 Common Stocks 93.3 Preferred Stocks 0.7 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 6.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.3 Preferred Stocks - 0.7 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 6.0 United States 85.2 Netherlands 8.2 Israel 2.8 Japan 2.1 Taiwan 1.7 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.2 Netherlands - 8.2 Israel - 2.8 Japan - 2.1 Taiwan - 1.7 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.8 Broadcom Inc 10.6 Marvell Technology Inc 7.7 NXP Semiconductors NV 6.4 Monolithic Power Systems Inc 4.8 Micron Technology Inc 4.7 Lam Research Corp 4.7 ON Semiconductor Corp 4.4 GlobalFoundries Inc 3.2 Astera Labs Inc 3.2 74.5
Fidelity Advisor Semiconductors Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class I
Trading Symbol	FELIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 40	0.66%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.66%
Net Assets	$ 5,213,542,772
Holdings Count | shares	62
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$5,213,542,772
Number of Holdings	62
Portfolio Turnover	110%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 87.3 Technology Hardware, Storage & Peripherals 5.5 Electronic Equipment, Instruments & Components 1.0 Software 0.1 Financial Services 0.1 Electrical Equipment 0.0 Metals & Mining 0.0 Common Stocks 93.3 Preferred Stocks 0.7 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 6.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.3 Preferred Stocks - 0.7 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 6.0 United States 85.2 Netherlands 8.2 Israel 2.8 Japan 2.1 Taiwan 1.7 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.2 Netherlands - 8.2 Israel - 2.8 Japan - 2.1 Taiwan - 1.7 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.8 Broadcom Inc 10.6 Marvell Technology Inc 7.7 NXP Semiconductors NV 6.4 Monolithic Power Systems Inc 4.8 Micron Technology Inc 4.7 Lam Research Corp 4.7 ON Semiconductor Corp 4.4 GlobalFoundries Inc 3.2 Astera Labs Inc 3.2 74.5
Fidelity Advisor Semiconductors Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class C
Trading Symbol	FELCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 100	1.66%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.66%
Net Assets	$ 5,213,542,772
Holdings Count | shares	62
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$5,213,542,772
Number of Holdings	62
Portfolio Turnover	110%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 87.3 Technology Hardware, Storage & Peripherals 5.5 Electronic Equipment, Instruments & Components 1.0 Software 0.1 Financial Services 0.1 Electrical Equipment 0.0 Metals & Mining 0.0 Common Stocks 93.3 Preferred Stocks 0.7 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 6.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.3 Preferred Stocks - 0.7 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 6.0 United States 85.2 Netherlands 8.2 Israel 2.8 Japan 2.1 Taiwan 1.7 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.2 Netherlands - 8.2 Israel - 2.8 Japan - 2.1 Taiwan - 1.7 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.8 Broadcom Inc 10.6 Marvell Technology Inc 7.7 NXP Semiconductors NV 6.4 Monolithic Power Systems Inc 4.8 Micron Technology Inc 4.7 Lam Research Corp 4.7 ON Semiconductor Corp 4.4 GlobalFoundries Inc 3.2 Astera Labs Inc 3.2 74.5
Fidelity Advisor Semiconductors Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class A
Trading Symbol	FELAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 55	0.91%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.91%
Net Assets	$ 5,213,542,772
Holdings Count | shares	62
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$5,213,542,772
Number of Holdings	62
Portfolio Turnover	110%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 87.3 Technology Hardware, Storage & Peripherals 5.5 Electronic Equipment, Instruments & Components 1.0 Software 0.1 Financial Services 0.1 Electrical Equipment 0.0 Metals & Mining 0.0 Common Stocks 93.3 Preferred Stocks 0.7 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 6.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.3 Preferred Stocks - 0.7 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 6.0 United States 85.2 Netherlands 8.2 Israel 2.8 Japan 2.1 Taiwan 1.7 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.2 Netherlands - 8.2 Israel - 2.8 Japan - 2.1 Taiwan - 1.7 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.8 Broadcom Inc 10.6 Marvell Technology Inc 7.7 NXP Semiconductors NV 6.4 Monolithic Power Systems Inc 4.8 Micron Technology Inc 4.7 Lam Research Corp 4.7 ON Semiconductor Corp 4.4 GlobalFoundries Inc 3.2 Astera Labs Inc 3.2 74.5
Fidelity Advisor Industrials Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class Z
Trading Symbol	FIKEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 1,741,527,201
Holdings Count | shares	49
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,741,527,201
Number of Holdings	49
Portfolio Turnover	41%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 29.4 Machinery 25.9 Electrical Equipment 12.3 Building Products 8.1 Ground Transportation 5.9 Construction & Engineering 4.5 Commercial Services & Supplies 3.6 Trading Companies & Distributors 3.6 Professional Services 2.5 Others 3.6 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 7.9 Boeing Co 6.7 GE Vernova Inc 6.2 Cummins Inc 5.0 Trane Technologies PLC 4.9 Parker-Hannifin Corp 4.7 Howmet Aerospace Inc 4.4 Eaton Corp PLC 3.4 Ingersoll Rand Inc 3.3 ITT Inc 2.8 49.3
Fidelity Advisor Industrials Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class M
Trading Symbol	FCLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 64	1.22%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.22%
Net Assets	$ 1,741,527,201
Holdings Count | shares	49
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,741,527,201
Number of Holdings	49
Portfolio Turnover	41%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 29.4 Machinery 25.9 Electrical Equipment 12.3 Building Products 8.1 Ground Transportation 5.9 Construction & Engineering 4.5 Commercial Services & Supplies 3.6 Trading Companies & Distributors 3.6 Professional Services 2.5 Others 3.6 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 7.9 Boeing Co 6.7 GE Vernova Inc 6.2 Cummins Inc 5.0 Trane Technologies PLC 4.9 Parker-Hannifin Corp 4.7 Howmet Aerospace Inc 4.4 Eaton Corp PLC 3.4 Ingersoll Rand Inc 3.3 ITT Inc 2.8 49.3
Fidelity Advisor Industrials Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class I
Trading Symbol	FCLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 1,741,527,201
Holdings Count | shares	49
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,741,527,201
Number of Holdings	49
Portfolio Turnover	41%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 29.4 Machinery 25.9 Electrical Equipment 12.3 Building Products 8.1 Ground Transportation 5.9 Construction & Engineering 4.5 Commercial Services & Supplies 3.6 Trading Companies & Distributors 3.6 Professional Services 2.5 Others 3.6 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 7.9 Boeing Co 6.7 GE Vernova Inc 6.2 Cummins Inc 5.0 Trane Technologies PLC 4.9 Parker-Hannifin Corp 4.7 Howmet Aerospace Inc 4.4 Eaton Corp PLC 3.4 Ingersoll Rand Inc 3.3 ITT Inc 2.8 49.3
Fidelity Advisor Industrials Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class C
Trading Symbol	FCLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 90	1.72%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.72%
Net Assets	$ 1,741,527,201
Holdings Count | shares	49
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,741,527,201
Number of Holdings	49
Portfolio Turnover	41%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 29.4 Machinery 25.9 Electrical Equipment 12.3 Building Products 8.1 Ground Transportation 5.9 Construction & Engineering 4.5 Commercial Services & Supplies 3.6 Trading Companies & Distributors 3.6 Professional Services 2.5 Others 3.6 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 7.9 Boeing Co 6.7 GE Vernova Inc 6.2 Cummins Inc 5.0 Trane Technologies PLC 4.9 Parker-Hannifin Corp 4.7 Howmet Aerospace Inc 4.4 Eaton Corp PLC 3.4 Ingersoll Rand Inc 3.3 ITT Inc 2.8 49.3
Fidelity Advisor Industrials Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class A
Trading Symbol	FCLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.97%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%
Net Assets	$ 1,741,527,201
Holdings Count | shares	49
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,741,527,201
Number of Holdings	49
Portfolio Turnover	41%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 29.4 Machinery 25.9 Electrical Equipment 12.3 Building Products 8.1 Ground Transportation 5.9 Construction & Engineering 4.5 Commercial Services & Supplies 3.6 Trading Companies & Distributors 3.6 Professional Services 2.5 Others 3.6 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 7.9 Boeing Co 6.7 GE Vernova Inc 6.2 Cummins Inc 5.0 Trane Technologies PLC 4.9 Parker-Hannifin Corp 4.7 Howmet Aerospace Inc 4.4 Eaton Corp PLC 3.4 Ingersoll Rand Inc 3.3 ITT Inc 2.8 49.3
Fidelity Advisor Health Care Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class Z
Trading Symbol	FIKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.55%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.55%
Net Assets	$ 3,248,189,860
Holdings Count | shares	133
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,248,189,860
Number of Holdings	133
Portfolio Turnover	59%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 36.5 Pharmaceuticals 21.0 Health Care Equipment & Supplies 17.9 Life Sciences Tools & Services 11.0 Health Care Providers & Services 9.5 Health Care Technology 3.6 Chemicals 0.1 Common Stocks 97.6 Preferred Stocks 2.0 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Preferred Stocks - 2.0 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 88.7 Netherlands 3.8 Denmark 2.7 Belgium 2.6 Canada 0.9 Germany 0.8 United Kingdom 0.3 Israel 0.2 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.7 Netherlands - 3.8 Denmark - 2.7 Belgium - 2.6 Canada - 0.9 Germany - 0.8 United Kingdom - 0.3 Israel - 0.2 China - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Boston Scientific Corp 7.2 Eli Lilly & Co 6.4 Danaher Corp 6.3 Johnson & Johnson 3.6 AbbVie Inc 3.1 Argenx SE ADR 2.9 UCB SA 2.6 Ascendis Pharma A/S ADR 2.6 CVS Health Corp 2.2 Masimo Corp 2.1 39.0
Fidelity Advisor Health Care Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class M
Trading Symbol	FACTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.17%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.17%
Net Assets	$ 3,248,189,860
Holdings Count | shares	133
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,248,189,860
Number of Holdings	133
Portfolio Turnover	59%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 36.5 Pharmaceuticals 21.0 Health Care Equipment & Supplies 17.9 Life Sciences Tools & Services 11.0 Health Care Providers & Services 9.5 Health Care Technology 3.6 Chemicals 0.1 Common Stocks 97.6 Preferred Stocks 2.0 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Preferred Stocks - 2.0 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 88.7 Netherlands 3.8 Denmark 2.7 Belgium 2.6 Canada 0.9 Germany 0.8 United Kingdom 0.3 Israel 0.2 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.7 Netherlands - 3.8 Denmark - 2.7 Belgium - 2.6 Canada - 0.9 Germany - 0.8 United Kingdom - 0.3 Israel - 0.2 China - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Boston Scientific Corp 7.2 Eli Lilly & Co 6.4 Danaher Corp 6.3 Johnson & Johnson 3.6 AbbVie Inc 3.1 Argenx SE ADR 2.9 UCB SA 2.6 Ascendis Pharma A/S ADR 2.6 CVS Health Corp 2.2 Masimo Corp 2.1 39.0
Fidelity Advisor Health Care Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class I
Trading Symbol	FHCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.67%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.67%
Net Assets	$ 3,248,189,860
Holdings Count | shares	133
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,248,189,860
Number of Holdings	133
Portfolio Turnover	59%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 36.5 Pharmaceuticals 21.0 Health Care Equipment & Supplies 17.9 Life Sciences Tools & Services 11.0 Health Care Providers & Services 9.5 Health Care Technology 3.6 Chemicals 0.1 Common Stocks 97.6 Preferred Stocks 2.0 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Preferred Stocks - 2.0 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 88.7 Netherlands 3.8 Denmark 2.7 Belgium 2.6 Canada 0.9 Germany 0.8 United Kingdom 0.3 Israel 0.2 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.7 Netherlands - 3.8 Denmark - 2.7 Belgium - 2.6 Canada - 0.9 Germany - 0.8 United Kingdom - 0.3 Israel - 0.2 China - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Boston Scientific Corp 7.2 Eli Lilly & Co 6.4 Danaher Corp 6.3 Johnson & Johnson 3.6 AbbVie Inc 3.1 Argenx SE ADR 2.9 UCB SA 2.6 Ascendis Pharma A/S ADR 2.6 CVS Health Corp 2.2 Masimo Corp 2.1 39.0
Fidelity Advisor Health Care Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class C
Trading Symbol	FHCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.67%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.67%
Net Assets	$ 3,248,189,860
Holdings Count | shares	133
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,248,189,860
Number of Holdings	133
Portfolio Turnover	59%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 36.5 Pharmaceuticals 21.0 Health Care Equipment & Supplies 17.9 Life Sciences Tools & Services 11.0 Health Care Providers & Services 9.5 Health Care Technology 3.6 Chemicals 0.1 Common Stocks 97.6 Preferred Stocks 2.0 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Preferred Stocks - 2.0 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 88.7 Netherlands 3.8 Denmark 2.7 Belgium 2.6 Canada 0.9 Germany 0.8 United Kingdom 0.3 Israel 0.2 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.7 Netherlands - 3.8 Denmark - 2.7 Belgium - 2.6 Canada - 0.9 Germany - 0.8 United Kingdom - 0.3 Israel - 0.2 China - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Boston Scientific Corp 7.2 Eli Lilly & Co 6.4 Danaher Corp 6.3 Johnson & Johnson 3.6 AbbVie Inc 3.1 Argenx SE ADR 2.9 UCB SA 2.6 Ascendis Pharma A/S ADR 2.6 CVS Health Corp 2.2 Masimo Corp 2.1 39.0
Fidelity Advisor Health Care Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class A
Trading Symbol	FACDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.92%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.92%
Net Assets	$ 3,248,189,860
Holdings Count | shares	133
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,248,189,860
Number of Holdings	133
Portfolio Turnover	59%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 36.5 Pharmaceuticals 21.0 Health Care Equipment & Supplies 17.9 Life Sciences Tools & Services 11.0 Health Care Providers & Services 9.5 Health Care Technology 3.6 Chemicals 0.1 Common Stocks 97.6 Preferred Stocks 2.0 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Preferred Stocks - 2.0 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 88.7 Netherlands 3.8 Denmark 2.7 Belgium 2.6 Canada 0.9 Germany 0.8 United Kingdom 0.3 Israel 0.2 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.7 Netherlands - 3.8 Denmark - 2.7 Belgium - 2.6 Canada - 0.9 Germany - 0.8 United Kingdom - 0.3 Israel - 0.2 China - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Boston Scientific Corp 7.2 Eli Lilly & Co 6.4 Danaher Corp 6.3 Johnson & Johnson 3.6 AbbVie Inc 3.1 Argenx SE ADR 2.9 UCB SA 2.6 Ascendis Pharma A/S ADR 2.6 CVS Health Corp 2.2 Masimo Corp 2.1 39.0
Fidelity Advisor Financials Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class Z
Trading Symbol	FIKBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 720,499,940
Holdings Count | shares	66
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$720,499,940
Number of Holdings	66
Portfolio Turnover	32%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 36.0 Capital Markets 26.6 Insurance 17.4 Financial Services 14.4 Consumer Finance 4.5 Professional Services 0.7 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 93.2 United Kingdom 2.2 France 1.3 Puerto Rico 1.1 Grand Cayman (UK Overseas Ter) 0.9 Australia 0.8 Mexico 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 United Kingdom - 2.2 France - 1.3 Puerto Rico - 1.1 Grand Cayman (UK Overseas Ter) - 0.9 Australia - 0.8 Mexico - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 8.9 Wells Fargo & Co 6.9 Bank of America Corp 6.0 Citigroup Inc 3.7 Reinsurance Group of America Inc 3.6 Charles Schwab Corp/The 3.3 State Street Corp 3.2 Morgan Stanley 2.7 Chubb Ltd 2.6 Apollo Global Management Inc 2.5 43.4
Fidelity Advisor Financials Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class M
Trading Symbol	FAFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.24%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%
Net Assets	$ 720,499,940
Holdings Count | shares	66
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$720,499,940
Number of Holdings	66
Portfolio Turnover	32%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 36.0 Capital Markets 26.6 Insurance 17.4 Financial Services 14.4 Consumer Finance 4.5 Professional Services 0.7 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 93.2 United Kingdom 2.2 France 1.3 Puerto Rico 1.1 Grand Cayman (UK Overseas Ter) 0.9 Australia 0.8 Mexico 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 United Kingdom - 2.2 France - 1.3 Puerto Rico - 1.1 Grand Cayman (UK Overseas Ter) - 0.9 Australia - 0.8 Mexico - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 8.9 Wells Fargo & Co 6.9 Bank of America Corp 6.0 Citigroup Inc 3.7 Reinsurance Group of America Inc 3.6 Charles Schwab Corp/The 3.3 State Street Corp 3.2 Morgan Stanley 2.7 Chubb Ltd 2.6 Apollo Global Management Inc 2.5 43.4
Fidelity Advisor Financials Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class I
Trading Symbol	FFSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 720,499,940
Holdings Count | shares	66
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$720,499,940
Number of Holdings	66
Portfolio Turnover	32%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 36.0 Capital Markets 26.6 Insurance 17.4 Financial Services 14.4 Consumer Finance 4.5 Professional Services 0.7 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 93.2 United Kingdom 2.2 France 1.3 Puerto Rico 1.1 Grand Cayman (UK Overseas Ter) 0.9 Australia 0.8 Mexico 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 United Kingdom - 2.2 France - 1.3 Puerto Rico - 1.1 Grand Cayman (UK Overseas Ter) - 0.9 Australia - 0.8 Mexico - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 8.9 Wells Fargo & Co 6.9 Bank of America Corp 6.0 Citigroup Inc 3.7 Reinsurance Group of America Inc 3.6 Charles Schwab Corp/The 3.3 State Street Corp 3.2 Morgan Stanley 2.7 Chubb Ltd 2.6 Apollo Global Management Inc 2.5 43.4
Fidelity Advisor Financials Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class C
Trading Symbol	FAFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.74%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.74%
Net Assets	$ 720,499,940
Holdings Count | shares	66
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$720,499,940
Number of Holdings	66
Portfolio Turnover	32%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 36.0 Capital Markets 26.6 Insurance 17.4 Financial Services 14.4 Consumer Finance 4.5 Professional Services 0.7 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 93.2 United Kingdom 2.2 France 1.3 Puerto Rico 1.1 Grand Cayman (UK Overseas Ter) 0.9 Australia 0.8 Mexico 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 United Kingdom - 2.2 France - 1.3 Puerto Rico - 1.1 Grand Cayman (UK Overseas Ter) - 0.9 Australia - 0.8 Mexico - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 8.9 Wells Fargo & Co 6.9 Bank of America Corp 6.0 Citigroup Inc 3.7 Reinsurance Group of America Inc 3.6 Charles Schwab Corp/The 3.3 State Street Corp 3.2 Morgan Stanley 2.7 Chubb Ltd 2.6 Apollo Global Management Inc 2.5 43.4
Fidelity Advisor Financials Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class A
Trading Symbol	FAFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 720,499,940
Holdings Count | shares	66
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$720,499,940
Number of Holdings	66
Portfolio Turnover	32%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 36.0 Capital Markets 26.6 Insurance 17.4 Financial Services 14.4 Consumer Finance 4.5 Professional Services 0.7 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 93.2 United Kingdom 2.2 France 1.3 Puerto Rico 1.1 Grand Cayman (UK Overseas Ter) 0.9 Australia 0.8 Mexico 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 United Kingdom - 2.2 France - 1.3 Puerto Rico - 1.1 Grand Cayman (UK Overseas Ter) - 0.9 Australia - 0.8 Mexico - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 8.9 Wells Fargo & Co 6.9 Bank of America Corp 6.0 Citigroup Inc 3.7 Reinsurance Group of America Inc 3.6 Charles Schwab Corp/The 3.3 State Street Corp 3.2 Morgan Stanley 2.7 Chubb Ltd 2.6 Apollo Global Management Inc 2.5 43.4
Fidelity Advisor Biotechnology Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class Z
Trading Symbol	FIJYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.57%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.57%
Net Assets	$ 1,866,022,764
Holdings Count | shares	92
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,866,022,764
Number of Holdings	92
Portfolio Turnover	55%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 90.6 Pharmaceuticals 8.9 Health Care Technology 0.1 Common Stocks 97.6 Preferred Stocks 2.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Preferred Stocks - 2.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 86.7 Netherlands 5.8 Denmark 4.6 Canada 1.6 Belgium 1.2 Germany 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.7 Netherlands - 5.8 Denmark - 4.6 Canada - 1.6 Belgium - 1.2 Germany - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) AbbVie Inc 16.6 Gilead Sciences Inc 6.6 Alnylam Pharmaceuticals Inc 5.0 Ascendis Pharma A/S ADR 4.5 Cogent Biosciences Inc 3.8 Argenx SE ADR 3.6 Insmed Inc 3.5 Viridian Therapeutics Inc 3.2 Biogen Inc 2.8 Amgen Inc 2.8 52.4
Fidelity Advisor Biotechnology Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class M
Trading Symbol	FBTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 71	1.19%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.19%
Net Assets	$ 1,866,022,764
Holdings Count | shares	92
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,866,022,764
Number of Holdings	92
Portfolio Turnover	55%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 90.6 Pharmaceuticals 8.9 Health Care Technology 0.1 Common Stocks 97.6 Preferred Stocks 2.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Preferred Stocks - 2.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 86.7 Netherlands 5.8 Denmark 4.6 Canada 1.6 Belgium 1.2 Germany 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.7 Netherlands - 5.8 Denmark - 4.6 Canada - 1.6 Belgium - 1.2 Germany - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) AbbVie Inc 16.6 Gilead Sciences Inc 6.6 Alnylam Pharmaceuticals Inc 5.0 Ascendis Pharma A/S ADR 4.5 Cogent Biosciences Inc 3.8 Argenx SE ADR 3.6 Insmed Inc 3.5 Viridian Therapeutics Inc 3.2 Biogen Inc 2.8 Amgen Inc 2.8 52.4
Fidelity Advisor Biotechnology Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class I
Trading Symbol	FBTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 41	0.70%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.70%
Net Assets	$ 1,866,022,764
Holdings Count | shares	92
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,866,022,764
Number of Holdings	92
Portfolio Turnover	55%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 90.6 Pharmaceuticals 8.9 Health Care Technology 0.1 Common Stocks 97.6 Preferred Stocks 2.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Preferred Stocks - 2.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 86.7 Netherlands 5.8 Denmark 4.6 Canada 1.6 Belgium 1.2 Germany 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.7 Netherlands - 5.8 Denmark - 4.6 Canada - 1.6 Belgium - 1.2 Germany - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) AbbVie Inc 16.6 Gilead Sciences Inc 6.6 Alnylam Pharmaceuticals Inc 5.0 Ascendis Pharma A/S ADR 4.5 Cogent Biosciences Inc 3.8 Argenx SE ADR 3.6 Insmed Inc 3.5 Viridian Therapeutics Inc 3.2 Biogen Inc 2.8 Amgen Inc 2.8 52.4
Fidelity Advisor Biotechnology Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class C
Trading Symbol	FBTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 101	1.69%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.69%
Net Assets	$ 1,866,022,764
Holdings Count | shares	92
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,866,022,764
Number of Holdings	92
Portfolio Turnover	55%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 90.6 Pharmaceuticals 8.9 Health Care Technology 0.1 Common Stocks 97.6 Preferred Stocks 2.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Preferred Stocks - 2.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 86.7 Netherlands 5.8 Denmark 4.6 Canada 1.6 Belgium 1.2 Germany 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.7 Netherlands - 5.8 Denmark - 4.6 Canada - 1.6 Belgium - 1.2 Germany - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) AbbVie Inc 16.6 Gilead Sciences Inc 6.6 Alnylam Pharmaceuticals Inc 5.0 Ascendis Pharma A/S ADR 4.5 Cogent Biosciences Inc 3.8 Argenx SE ADR 3.6 Insmed Inc 3.5 Viridian Therapeutics Inc 3.2 Biogen Inc 2.8 Amgen Inc 2.8 52.4
Fidelity Advisor Biotechnology Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class A
Trading Symbol	FBTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 56	0.94%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.94%
Net Assets	$ 1,866,022,764
Holdings Count | shares	92
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,866,022,764
Number of Holdings	92
Portfolio Turnover	55%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 90.6 Pharmaceuticals 8.9 Health Care Technology 0.1 Common Stocks 97.6 Preferred Stocks 2.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Preferred Stocks - 2.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 86.7 Netherlands 5.8 Denmark 4.6 Canada 1.6 Belgium 1.2 Germany 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.7 Netherlands - 5.8 Denmark - 4.6 Canada - 1.6 Belgium - 1.2 Germany - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) AbbVie Inc 16.6 Gilead Sciences Inc 6.6 Alnylam Pharmaceuticals Inc 5.0 Ascendis Pharma A/S ADR 4.5 Cogent Biosciences Inc 3.8 Argenx SE ADR 3.6 Insmed Inc 3.5 Viridian Therapeutics Inc 3.2 Biogen Inc 2.8 Amgen Inc 2.8 52.4
Select Industrials Portfolio
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Industrials Portfolio
Trading Symbol	FIDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period October 9, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Industrials Portfolio A	$ 21	0.65%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.65%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 1,741,527,201
Holdings Count | shares	49
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,741,527,201
Number of Holdings	49
Portfolio Turnover	41%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 29.4 Machinery 25.9 Electrical Equipment 12.3 Building Products 8.1 Ground Transportation 5.9 Construction & Engineering 4.5 Commercial Services & Supplies 3.6 Trading Companies & Distributors 3.6 Professional Services 2.5 Others 3.6 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 7.9 Boeing Co 6.7 GE Vernova Inc 6.2 Cummins Inc 5.0 Trane Technologies PLC 4.9 Parker-Hannifin Corp 4.7 Howmet Aerospace Inc 4.4 Eaton Corp PLC 3.4 Ingersoll Rand Inc 3.3 ITT Inc 2.8 49.3